Segment Reporting	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Segment Reporting

15. Segment Reporting

The Company operates and tracks its results in one reportable segment. The Company’s CODM is its Chief Executive Officer. The CODM utilizes financial information presented on a consolidated basis to assess performance and to make key operating decisions such as the determination of resource allocations. The CODM also utilizes the Company’s consolidated long-range plan, which includes product development roadmaps and long-range consolidated financial models, as a key input to resource allocation, and monitors budget versus actual results using consolidated total income (loss) from operations. The CODM reviews consolidated measures of financial results with consolidated total income (loss) from operations as the primary measure of segment performance. The CODM does not review any measures of financial results beyond what is presented in the accompanying condensed consolidated statements of operations and comprehensive loss.

Significant expenses within income (loss) from operations include cost of revenue, research and development, and selling, general and administrative expenses, which are each separately presented on the Company’s condensed consolidated statements of operations. The Company’s long-lived assets consist primarily of property, plant and equipment, net and right-of-use assets.

The Company’s geographic information of revenue and long-lived assets is as follows:

	Revenue		Long-Lived Assets
	Six Months Ended June 30,		As of June 30, 2026	As of December 31, 2025
	2026	2025
United States	$1,793	$1,114	$6,602	$5,583
United Kingdom	—	336	193	367
Italy	—	—	353	531
Total	$1,793	$1,450	$7,147	$6,481

17. Segment Reporting

The Company operates and tracks its results in one reportable segment. The Company’s CODM is its Chief Executive Officer. The CODM utilizes financial information presented on a consolidated basis to assess performance and to make key operating decisions such as the determination of resource allocations. The CODM also utilizes the Company’s consolidated long-range plan, which includes product development roadmaps and long-range consolidated financial models, as a key input to resource allocation, and monitors budget versus actual results using consolidated total income (loss) from operations. The CODM reviews consolidated measures of financial results with consolidated total income (loss) from operations as the primary measure of segment performance. The CODM does not review any measures of financial results beyond what is presented in the accompanying consolidated statements of operations and comprehensive loss.

Significant expenses within income (loss) from operations include cost of revenue, research and development, and selling, general and administrative expenses, which are each separately presented on the Company’s consolidated statements of operations. The Company’s long-lived assets consist primarily of property, plant and equipment, net and right-of-use assets.

The Company’s geographic information of revenue and long-lived assets is as follows:

	Year ended December 31,
	2025		2024
	Revenue	Long-Lived Assets	Revenue	Long-Lived Assets
United States	$3,821	$5,583	$800	$3,482
United Kingdom	336	367	—	523
Italy	—	531	—	446
Total	$4,157	$6,481	$800	$4,451